Related-Party Transactions - Compensation Expenses of Key Management Personnel (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	¥ 1,571	¥ 1,506	¥ 1,206
Share-based compensation	¥ 457	¥ 383	¥ 316